TAXES BASED ON INCOME - Income from Continuing Operations before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
TAXES BASED ON INCOME
U.S.	$ (7.3)	$ 49.0	$ 17.9
International	562.1	540.5	459.2
Income before taxes	$ 554.8	$ 589.5	$ 477.1